Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of Amounts of Provisions	The amounts of provisions in 2022 and 2021 are as follows:

	12/31/2022			12/31/2021
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	885	4,093	4,978	1,003	5,395	6,398
Termination plans	135	241	376	254	374	628
Post-employment defined benefit plans	9	329	338	8	400	408
Other benefits	741	3,523	4,264	741	4,621	5,362
Dismantling of assets	26	502	528	25	552	577
Other provisions	720	1,910	2,630	413	1,715	2,128
Total	1,631	6,505	8,136	1,441	7,662	9,103

Schedule of Distribution by Segment of Restructuring Costs	The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2022	2021
Telefónica Spain	57	1,382
Telefónica Germany	16	22
Telefónica Hispam	98	174
Other companies	8	85
Total	179	1,663

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for termination plans in 2022 and 2021 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2020	785
Additions	249
Retirements/amount applied	(409)
Translation differences, hyperinflation adjustments and accretion	3
Provisions for termination plans at 12/31/2021	628
Additions	106
Retirements/amount applied	(311)
Transfers	(43)
Translation differences, hyperinflation adjustments and accretion	(4)
Provisions for termination plans at 12/31/2022	376

Schedule of Main Data of Defined Benefit Plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2022
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	208	622	64	19	913
Assets	(101)	(751)	—	(18)	(870)
Net provision before asset ceiling	107	(129)	64	1	43
Asset ceiling	—	266	—	—	266
Total	107	137	64	1	309
Net provision	117	138	75	8	338
Net assets	10	1	11	7	29

12/31/2021
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	322	549	67	22	960
Assets	(99)	(660)	—	(15)	(774)
Net provision before asset ceiling	223	(111)	67	7	186
Asset ceiling	—	199	—	—	199
Total	223	88	67	7	385
Net provision	231	103	67	7	408
Net assets	8	15	—	—	23

Schedule of Movement in the Present Value of Obligations	The movement in the present value of obligations in 2022 and 2021 is as follows:

Millions of euros	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2020	350	643	74	19	1,086
Translation differences	—	5	(4)	1	2
Current service cost	10	4	2	1	17
Interest cost	2	48	7	—	57
Actuarial losses and gains	(36)	(115)	(4)	1	(154)
Benefits paid	(4)	(36)	(4)	(1)	(45)
Plan curtailments	—	—	(22)	—	(22)
Other movements	—	—	18	1	19
Present value of obligation at 12/31/2021	322	549	67	22	960
Translation differences	—	74	(7)	1	68
Current service cost	11	3	4	1	19
Interest cost	3	54	6	—	63
Actuarial losses and gains	(123)	(10)	3	—	(130)
Benefits paid	(5)	(48)	(4)	(1)	(58)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(2)	(4)	(6)
Present value of obligation at 12/31/2022	208	622	64	19	913

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2022 and 2021 are as follows:

Millions of euros	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2020	95	693	13	801
Translation differences	—	6	1	7
Interest income	—	51	—	51
Actuarial losses and gains	3	(42)	—	(39)
Participants contributions	2	—	—	2
Benefits paid	(2)	(33)	—	(35)
Transfers	1	—	1	2
Other movements	—	(15)	—	(15)
Fair value of plan assets at 12/31/2021	99	660	15	774
Translation differences	—	89	1	90
Interest income	1	65	—	66
Actuarial losses and gains	(1)	(2)	—	(3)
Company contributions	2	—	—	2
Benefits paid	(3)	(42)	—	(45)
Transfers	3	—	2	5
Other movements	—	(19)	—	(19)
Fair value of plan assets at 12/31/2022	101	751	18	870

Schedule of post-employment benefit plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS and Clound Co

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2022	12/31/2021
Discount rate	9.75% - 9.83%	8.56% - 8.78%
Nominal rate of salary increase	4.57% - 6.35%	4.32% - 6.09%
Long-term inflation rate	3.50%	3.25%
Growth rate for medical costs	6.61%	6.35%
Mortality tables	AT 2000 M/F	AT 2000 M/F

Schedule of Sensitivity to Changes in Actuarial Assumptions
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	354	341	367
Health plans	268	253	286
Total obligation	622	594	653

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	354	354	354
Health plans	268	305	238
Total obligation	622	659	592
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(147)	(147)	138	138

Schedule of Movement in Other Provisions	The movement of provision for dismantling of assets in 2022 and 2021 is as follows:

Millions of euros
Dismantling of assets at December 31, 2020	677
Additions	36
Accretion	(39)
Retirements/amount applied	(35)
Transfers	(4)
Business sale	(47)
Translation differences and other	(11)
Dismantling of assets at December 31, 2021	577
Additions	141
Accretion	(160)
Retirements/amount applied	(41)
Transfers	16
Translation differences and other	(5)
Dismantling of assets at December 31, 2022	528
"Business sale” in 2021 included the second phase of the sale of towers by Telefonica Germany (see Note 2).
The detail by segments of provision for dismantling of assets in 2022 and 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Telefónica Spain	18	21
Telefónica Germany	323	396
Telefónica Brazil	71	60
Telefónica Hispam	116	100
Total	528	577
The movement in “Other provisions” in 2022 and 2021 is as follows:

Millions of euros
Other provisions at December 31, 2020	1,894
Additions and accretion	795
Retirements/amount applied	(600)
Transfers	45
Translation differences and other	(6)
Other provisions at December 31, 2021	2,128
Additions and accretion	856
Retirements/amount applied	(646)
Business combinations	226
Transfers	(7)
Translation differences and other	73
Other provisions at December 31, 2022	2,630

Disclosure of Provisions for Tax Proceedings
The balance of these provisions at December 31, 2022 and December 31, 2021 is shown in the following table:

Millions of euros	12/31/2022	12/31/2021
Tax proceedings	446	340
Regulatory proceedings	336	314
Labor claims	97	77
Civil proceedings	214	148
Amounts to be refunded to customers	108	—
Provision for fines for canceling lease agreements	99	—
Total	1,300	879
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2022	12/31/2021
Federal taxes	140	118
State taxes	200	133
Municipal taxes	8	6
FUST	98	83
Total	446	340
The breakdown of changes in provisions for tax proceedings in 2022 and 2021 is as follows:

Millions of euros
Balance at 12/31/2020	282
Movements with a counterparty in the income statement	44
Write-offs due to payment	(19)
Monetary updating	29
Translation differences	4
Balance at 12/31/2021	340
Movements with a counterparty in the income statement	31
Write-offs due to payment	(6)
Monetary updating	37
Translation differences	44
Balance at 12/31/2022	446

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2022 and December 31, 2021 are as follows:

Millions of euros	12/31/2022	12/31/2021
Tax proceedings	280	238
Labor claims	21	29
Civil proceedings	248	132
Regulatory proceedings	54	45
Garnishments	4	4
Total	607	448
Current (see Note 15)	106	17
Non-current (see Note 12)	501	431